Fees Summary	May 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 350,000,000
Previously Paid Amount	0.00
Total Fee Amount	48,335
Total Offset Amount	17,519.09
Net Fee	$ 30,815.91
Combined Prospectus Table N/A	N/A